Derivative instruments and hedging activities - Offsetting of derivative instruments and related collateral amounts (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2016	Mar. 31, 2015
Derivative assets
Gross derivative balances, derivative assets	[1]	¥ 37,697	¥ 42,100
Less: Amounts offset in the consolidated balance sheets	[2],[3]	(36,325)	(40,514)
Total net amounts reported on the face of the consolidated balance sheets	[4]	1,372	1,586
Less: Additional amounts not offset in the consolidated balance sheets [Abstract]
Financial instruments and non-cash collateral	[5]	¥ (457)	¥ (252)
Cash collateral
Net amount		¥ 915	¥ 1,334
Derivative liabilities
Gross derivative balances, derivative liabilities	[1],[6]	37,503	41,785
Less: Amounts offset in the consolidated balance sheets	[2],[3],[6]	(36,456)	(40,460)
Total net amounts reported on the face of the consolidated balance sheets	[4],[6]	1,047	1,325
Less: Additional amounts not offset in the consolidated balance sheets [Abstract]
Financial instruments and non-cash collateral	[5],[6]	(59)	(53)
Cash collateral	[5],[6]	(7)	(4)
Net amount	[6]	981	1,268
Equity contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, derivative assets		945	1,191
Derivative liabilities
Gross derivative balances, derivative liabilities	[6]	¥ 1,126	¥ 1,349
Equity contracts [Member] | OTC centrally-cleared [Member]
Derivative assets
Gross derivative balances, derivative assets
Derivative liabilities
Gross derivative balances, derivative liabilities
Equity contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, derivative assets		¥ 340	¥ 556
Derivative liabilities
Gross derivative balances, derivative liabilities	[6]	415	634
Interest rate contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, derivative assets		11,372	12,421
Derivative liabilities
Gross derivative balances, derivative liabilities	[6]	11,102	12,580
Interest rate contracts [Member] | OTC centrally-cleared [Member]
Derivative assets
Gross derivative balances, derivative assets		17,442	19,226
Derivative liabilities
Gross derivative balances, derivative liabilities	[6]	17,387	19,102
Interest rate contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, derivative assets		11	18
Derivative liabilities
Gross derivative balances, derivative liabilities	[6]	5	9
Credit contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, derivative assets		577	1,003
Derivative liabilities
Gross derivative balances, derivative liabilities	[6]	709	1,023
Credit contracts [Member] | OTC centrally-cleared [Member]
Derivative assets
Gross derivative balances, derivative assets		101	103
Derivative liabilities
Gross derivative balances, derivative liabilities	[6]	96	93
Credit contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, derivative assets		1	5
Derivative liabilities
Gross derivative balances, derivative liabilities	[6]	1	2
Foreign exchange contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, derivative assets		6,888	7,562
Derivative liabilities
Gross derivative balances, derivative liabilities	[6]	6,639	6,977
Foreign exchange contracts [Member] | OTC centrally-cleared [Member]
Derivative assets
Gross derivative balances, derivative assets		19	10
Derivative liabilities
Gross derivative balances, derivative liabilities	[6]	15	10
Foreign exchange contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, derivative assets		0	5
Derivative liabilities
Gross derivative balances, derivative liabilities	[6]	0	5
Commodity contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, derivative assets		0	0
Derivative liabilities
Gross derivative balances, derivative liabilities	[6]	¥ 6	¥ 0
Commodity contracts [Member] | OTC centrally-cleared [Member]
Derivative assets
Gross derivative balances, derivative assets
Derivative liabilities
Gross derivative balances, derivative liabilities
Commodity contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, derivative assets		¥ 1	¥ 0
Derivative liabilities
Gross derivative balances, derivative liabilities	[6]	¥ 2	¥ 1

[1]	Includes all gross derivative asset and liability balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. As of March 31, 2015, the gross balance of derivative assets and derivative liabilities which are not documented under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \298 billion and \447 billion, respectively. As of March 31, 2016, the gross balance of such derivative assets and derivative liabilities was \203 billion and \326 billion, respectively.
[2]	Represents amounts offset through counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 815. As of March 31, 2015, Nomura offset a total of \1,830 billion of cash collateral receivables against net derivative liabilities and \1,884 billion of cash collateral payables against net derivative assets. As of March 31, 2016, Nomura offset a total of \1,885 billion of cash collateral receivables against net derivative liabilities and \1,754 billion of cash collateral payables against net derivative assets.
[3]	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.
[4]	Net derivative assets and net derivative liabilities are generally reported within Trading assets and private equity investments-Trading assets and Trading liabilities, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract.
[5]	Represents amounts which are not permitted to be offset on the face of the consolidated balance sheets in accordance with ASC 210-20 and ASC 815 but which provide Nomura with a legally enforceable right of offset in the event of counterparty default. Amounts relating to derivative and collateral agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded. As of March 31, 2015, a total of \223 billion of cash collateral receivables and \757 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives. As of March 31, 2016, a total of \298 billion of cash collateral receivables and \466 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives.
[6]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.